Property and Equipment, Net	6 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	September 30, 2025	March 31, 2025
Property and buildings	$3,187,924	$3,137,725
Leasehold improvements	3,682,572	3,987,572
Land	2,298,722	2,263,687
Equipment and furniture	2,102,075	2,418,993
Automobiles	273,343	183,274
Software	2,475,560	2,438,029
Subtotal	14,020,196	14,429,280
Less: accumulated depreciation	(3,627,352)	(3,520,719)
Less: impairment on property and equipment.	-	(145,541)
Property and equipment, net	$10,392,844	$10,763,020

Depreciation expenses were $593,622 and $409,461 for the six months ended September 30, 2025 and 2024, respectively.

As of September 30, 2025 and March 31, 2025, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.3 million) as collateral to safeguard the Company’s bank borrowings from MUFG Bank (see Note 10).